Net Debt - Summary of Net Debt Balance and Gearing Ratio (Detail) - USD ($) $ in Millions	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Interest bearing liabilities, Current
Bank loans	$ 540	$ 5,310
Notes and debentures	848	1,337
Lease liabilities	686	521
Bank overdraft and short-term borrowings	3	5
Other	7
Total interest bearing liabilities	2,084	7,173
Less: Lease liability associated with index-linked freight contracts current	267	114
Less: Cash and cash equivalents
Cash	8,150	7,206
Short-term deposits	4,351	5,222
Less: Total cash and cash equivalents	12,501	12,428	$ 17,236
Net debt management related instruments	(171)	(113)
Net cash management related instruments	(19)	36
Less: Total derivatives included in net debt	(190)	(77)
Interest bearing liabilities, Non-current
Bank loans	2,070	2,192
Notes and debentures	14,084	10,482
Lease liabilities	2,430	2,498
Other	50
Total interest bearing liabilities	18,634	15,172
Less: Lease liability associated with index-linked freight contracts non current	244	173
Net debt management related instruments	(1,224)	(1,459)
Less: Total derivatives included in net debt	(1,224)	(1,459)
Net debt	9,120	11,166
Net assets	$ 49,120	$ 48,530
Gearing	15.70%	18.70%